Offerings	Nov. 18, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01par value
Fee Rate	0.01531%
Offering Note	1a. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. In addition, securities registered hereunder may be sold either separately or as units comprised of more than one type of security registered hereunder. 1b. An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. 1c. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01par value
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Fee Rate	0.01531%
Offering Note	Each stock purchase unit consists of (a) a stock purchase contract under which the holder, upon settlement, will purchase or sell an indeterminate number of shares of common stock or preferred stock or depositary shares and (b) common stock, preferred stock, depositary shares, debt securities, other stock purchase contracts or debt obligations of third parties securing the holder's obligation to purchase or sell the securities subject to the stock purchase contract. No separate consideration will be received for the stock purchase contract or the related pledged securities. See Offering Note 1.